Remaining performance obligations (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer1 [Abstract]
Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2019.

	2020	2021	2022	2023	2024	THEREAFTER	TOTAL
Wireline	1,213	789	473	253	114	59	2,901
Wireless	1,907	1,060	389	113	80	563	4,112
Total	3,120	1,849	862	366	194	622	7,013